Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001824920
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	IonQ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	84-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	(301)
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE